UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                           THE ADVISORS' INNER CIRCLE
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               CB Core Equity Fund
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-637-6884

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                         CB CORE EQUITY FUND
                                                        JULY 31,2004 (Unaudited)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.0%
--------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                     ----------      -----------
BASIC MATERIALS -- 3.4%
Chemicals -- 1.5%
    Praxair                                              16,810      $   663,155
                                                                     -----------
Metals -- 1.9%
    Nucor                                                10,120          846,538
                                                                     -----------
        Total BASIC MATERIALS                                          1,509,693
                                                                     -----------
CONSUMER DURABLES -- 0.4%
Autos -- 0.4%
    General Motors                                        4,150          179,031
                                                                     -----------
        Total CONSUMER DURABLES                                          179,031
                                                                     -----------
CONSUMER MERCHANDISE -- 6.8%
Retail - Apparel -- 3.9%
    AnnTaylor Stores*                                    31,987          858,531
    Gap                                                  38,550          875,085
                                                                     -----------
                                                                       1,733,616
                                                                     -----------
Retail - Specialty -- 2.9%
    Staples                                              31,315          904,377
    Williams-Sonoma*                                     10,514          341,600
                                                                     -----------
                                                                       1,245,977
                                                                     -----------
        Total CONSUMER MERCHANDISE                                     2,979,593
                                                                     -----------
CONSUMER NON-DURABLES -- 7.1%
Apparel -- 1.0%
    Nike, Cl B                                            5,835          424,263
                                                                     -----------
Beverages - Alcoholic -- 0.6%
    Constellation Brands, Cl A*                           6,480          245,463
                                                                     -----------
Beverages - Soft -- 0.9%
    PepsiCo                                               7,657          382,850
                                                                     -----------
Consumer Products -- 1.3%
    Procter & Gamble                                     11,087          578,187
                                                                     -----------
Foods -- 0.9%
    Archer-Daniels-Midland                               27,040          417,227
                                                                     -----------
Leisure - Products -- 2.4%
    Harley-Davidson                                      17,675        1,058,202
                                                                     -----------
        Total CONSUMER NON-DURABLES                                    3,106,192
                                                                     -----------
CONSUMER SERVICES -- 4.5%
Lodging/Hotels/Gaming -- 1.1%
    Choice Hotels International                           5,230          275,098
    Scientific Games*                                    12,575          223,961
                                                                     -----------
                                                                         499,059
                                                                     -----------
Media -- 2.4%
    Fox Entertainment Group, Cl A*                       15,420          416,803
    IAC/InterActiveCorp*                                  8,275          225,907
    Walt Disney                                          16,775          387,335
                                                                     -----------
                                                                       1,030,045
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                         CB CORE EQUITY FUND
                                                        JULY 31,2004 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                     ----------      -----------
CONSUMER SERVICES -- (CONTINUED)
Restaurants -- 1.0%
    Sonic*                                               19,050      $   438,150
                                                                     -----------
        Total CONSUMER SERVICES                                        1,967,254
                                                                     -----------
ENERGY -- 7.8%
Oil & Gas Refining & Marketing -- 1.1%
    Burlington Resources                                 12,940          493,920
                                                                     -----------
Oil Equipment & Service -- 1.6%
    Nabors Industries Ltd.*                              15,040          699,360
                                                                     -----------
Oil Integrated -- 5.1%
    ChevronTexaco                                        11,812        1,129,817
    ConocoPhillips                                       14,279        1,124,757
                                                                     -----------
                                                                       2,254,574
                                                                     -----------
        Total ENERGY                                                   3,447,854
                                                                     -----------
FINANCIAL SERVICES -- 16.5%
Banks -- 6.3%
    Bancorpsouth                                         10,310          217,747
    Bank of America                                       7,975          677,955
    SouthTrust                                           11,935          462,959
    Wells Fargo                                          12,720          730,255
    Zions Bancorporation                                 11,140          673,970
                                                                     -----------
                                                                       2,762,886
                                                                     -----------
Financial Miscellaneous -- 4.3%
    Citigroup                                            15,343          676,473
    H&R Block                                             7,255          356,438
    Morgan Stanley                                       17,685          872,401
                                                                     -----------
                                                                       1,905,312
                                                                     -----------
Insurance -- 5.9%
    Aflac                                                29,203        1,157,607
    Hartford Financial Services Group                     6,480          421,848
    Lincoln National                                     14,745          644,356
    Metlife                                              11,185          398,969
                                                                     -----------
                                                                       2,622,780
                                                                     -----------
        Total FINANCIAL SERVICES                                       7,290,978
                                                                     -----------
HEALTH CARE -- 10.9%
Health Care Services -- 3.4%
    Anthem*                                               5,285          435,854
    DaVita*                                              12,907          391,986
    Quest Diagnostics                                     8,365          686,599
                                                                     -----------
                                                                       1,514,439
                                                                     -----------
Medical Products -- 3.1%
    Cooper                                               11,815          702,401
    Dentsply International                                4,435          215,674
    Stryker                                               9,269          441,946
                                                                     -----------
                                                                       1,360,021
                                                                     -----------
Pharmaceuticals -- 4.4%
    Merck                                                 8,990          407,697
    Pfizer                                               27,595          881,936

THE ADVISORS' INNER CIRCLE FUND                         CB CORE EQUITY FUND
                                                        JULY 31,2004 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES           VALUE
                                                     ----------      -----------
HEALTH CARE -- (CONTINUED)
Pharmaceuticals -- (CONTINUED)
    Schering-Plough                                      33,585      $   653,564
                                                                     -----------
                                                                       1,943,197
                                                                     -----------
        Total HEALTH CARE                                              4,817,657
                                                                     -----------
INDUSTRIAL -- 11.1%
Electronics -- 3.4%
    Agilent Technologies*                                12,915          307,506
    Engineered Support Systems                           20,930        1,173,545
                                                                     -----------
                                                                       1,481,051
                                                                     -----------
Machinery -- 1.4%
    Deere                                                 9,610          603,604
                                                                     -----------
Manufacturing -- 6.3%
    General Electric                                     42,148        1,401,421
    Tyco International Ltd.                              44,828        1,389,668
                                                                     -----------
                                                                       2,791,089
                                                                     -----------
        Total INDUSTRIAL                                               4,875,744
                                                                     -----------
TECHNOLOGY -- 17.4%
Computer Hardware -- 3.1%
    Dell*                                                26,054          924,135
    Lexmark International, Cl A*                          4,935          436,748
                                                                     -----------
                                                                       1,360,883
                                                                     -----------
Computer Software -- 4.2%
    Autodesk                                              7,830          314,766
    Factset Research Systems                             10,525          454,154
    Microsoft                                            38,718        1,101,914
                                                                     -----------
                                                                       1,870,834
                                                                     -----------
Data Processing -- 1.6%
    Dun & Bradstreet*                                    12,750          715,785
                                                                     -----------
Semiconductors -- 4.2%
    Applied Materials*                                   13,425          227,822
    Broadcom, Cl A*                                      17,130          605,717
    Intel                                                19,170          467,365
    National Semiconductor*                              31,110          533,536
                                                                     -----------
                                                                       1,834,440
                                                                     -----------
Telecommunications -- 4.3%
  Wireless Equipment -- 4.3%
    Harris                                               19,440          923,011
    Qualcomm                                             14,055          970,920
                                                                     -----------
                                                                       1,893,931
                                                                     -----------
        Total TECHNOLOGY                                               7,675,873
                                                                     -----------
UTILITIES - ELECTRIC & GAS -- 3.5%
Electric -- 2.0%
    Constellation Energy Group                            5,580          215,109
    Southern                                             14,704          430,533
    TXU                                                   5,705          226,260
                                                                     -----------
                                                                         871,902
                                                                     -----------
Gas -- 1.5%
    Sempra Energy                                        18,780          671,385
                                                                     -----------
        Total UTILITIES - ELECTRIC & GAS                               1,543,287
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                         CB CORE EQUITY FUND
                                                        JULY 31,2004 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                       AMOUNT           VALUE
                                                    -------------    -----------
UTILITIES - TELEPHONE -- 1.6%
Telephone - Integrated -- 1.6%
    Alltel                                               13,255      $   689,260
                                                                     -----------
        Total UTILITIES - TELEPHONE                                      689,260
                                                                     -----------
        Total Common Stock
        (Cost $35,713,099)                                            40,082,416
                                                                     -----------
TREASURY BILLS (A) -- 5.7%
        1.191%, 08/12/2004                           $1,000,000          999,670
        1.181%, 08/19/2004                            1,000,000          999,412
        1.141%, 08/26/2004                              500,000          499,584
                                                                     -----------
        Total Treasury Bills
        (Cost $2,498,650)                                              2,498,666
                                                                     -----------
MONEY MARKET FUND -- 4.0%
        HighMark Diversified Money Market Fund
        (Cost $1,759,360)                             1,759,360       1,759,360
                                                                     -----------
        Total Investments -- 100.7%
        (Cost $39,971,109)                                            44,340,442
                                                                     ===========
 PERCENTAGES BASED ON NET ASSETS OF $44,055,860
    *   NON-INCOME PRODUCING SECURITY
   CL   CLASS
 LTD.   LIMITED
  (A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.

AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,971,109, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,384,257 AND ($1,014,924), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle


By (Signature and Title)*             /s/ James F. Volk
                                      ---------------------------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ---------------------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ---------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.